Expense Example	Sep. 24, 2026 USD ($)
Weitz Core Plus Bond ETF | Weitz Core Plus Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	342
Expense Example, with Redemption, 10 Years	791
Weitz Multisector Bond ETF | Weitz Multisector Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	732
Expense Example, with Redemption, 5 Years	1,423
Expense Example, with Redemption, 10 Years	3,265
Weitz Short Duration Bond ETF | Weitz Short Duration Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	1,228
Expense Example, with Redemption, 5 Years	2,393
Expense Example, with Redemption, 10 Years	$ 5,237